PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 317	$ 393	$ 557
Impairment of Long-Lived Assets Held-for-use	$ 117	$ 0	$ 0